Earnings per share (EPS)	12 Months Ended
Mar. 31, 2023
Earnings per share [abstract]
Earnings per share (EPS)
8. Earnings per share (EPS)

EPS is the amount of profit after tax attributable to each ordinary share. Basic EPS is calculated on profit after tax for the year attributable to equity shareholders divided by the weighted average number of shares in issue during the year. Diluted EPS shows what the impact would be if all outstanding share options were exercised and treated as ordinary shares at year end. The weighted average number of shares is increased by additional shares issued as scrip dividends and reduced by shares repurchased by the Company during the year. The earnings per share calculations are based on profit after tax attributable to equity shareholders of the Company which excludes non-controlling interests.
(a) Basic EPS

	Earnings	EPS	Earnings	EPS	Earnings	EPS
	2023	2023	2022	2022	2021	2021
	£m	pence	£m	pence	£m	pence
Earnings from continuing operations	2,714	74.2	2,182	60.6	1,303	37.0
Earnings from discontinued operations	5,083	138.9	171	4.8	337	9.6
Total earnings	7,797	213.1	2,353	65.4	1,640	46.6

		2023		2022		2021
		millions		millions		millions
Weighted average number of ordinary shares – basic		3,659		3,599		3,523

(b) Diluted EPS

	Earnings	EPS	Earnings	EPS	Earnings	EPS
	2023	2023	2022	2022	2021	2021
	£m	pence	£m	pence	£m	pence
Earnings from continuing operations	2,714	73.8	2,182	60.3	1,303	36.8
Earnings from discontinued operations	5,083	138.3	171	4.7	337	9.5
Total earnings	7,797	212.1	2,353	65.0	1,640	46.3

		2023		2022		2021
		millions		millions		millions
Weighted average number of ordinary shares – diluted		3,676		3,616		3,540

(c) Reconciliation of basic to diluted average number of shares

	2023	2022	2021
	millions	millions	millions
Weighted average number of ordinary shares – basic	3,659	3,599	3,523
Effect of dilutive potential ordinary shares – employee share plans	17	17	17
Weighted average number of ordinary shares – diluted	3,676	3,616	3,540